Schedule of stock option shares activities (Details) - Share-Based Payment Arrangement, Option [Member] - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Outstanding, Beginning Balance	7,898,740	3,090,700
Outstanding, Weighted Average Exercise Price, Beginning balance	¥ 0.7983	¥ 0.8064
Outstanding, Weighted Average Remaining Contractual Life	2 years 9 months 29 days	2 years 10 months 24 days	1 year 25 days
Outstanding, Aggregate Intrinsic Value	¥ 1,782	¥ 836
Options, Granted		5,144,600
Granted, Weighted Average Exercise Price		¥ 0.7940
Options, Expired	(125,000)	(150,000)
Expired, Weighted Average Exercise Price	¥ 1.4000	¥ 1.4000
Options, Exercised	(2,679,140)	(186,560)
Exercised, Weighted Average Exercise Price	¥ 0.6201	¥ 0.3300
Options Outstanding, Ending Balance	5,094,600	7,898,740	3,090,700
Outstanding, Weighted Average Exercise Price, Ending balance	¥ 0.8773	¥ 0.7983	¥ 0.8064
Outstanding, Aggregate Intrinsic Value	¥ 1,942	¥ 1,782	¥ 836
Options Outstanding, Vested and expected to vest	5,020,747
Vested and expected to vest, Weighted Average Exercise Price	¥ 0.8773
Vested and expected to vest, Weighted Average Remaining Contractual Life	2 years 9 months 29 days
Vested and expected to vest, Aggregate Intrinsic Value	¥ 1,914
Options Outstanding, Exercisable	1,236,150
Exercisable, Weighted Average Exercise Price	¥ 1.1372
Exercisable, Weighted Average Remaining Contractual Life	1 year 5 months 1 day
Exercisable, Aggregate Intrinsic Value	¥ 237